CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 9,034,487	$ 32,386,974
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Depreciation and amortization expense	3,409,928	4,282
Stock-based compensation	10,768,024	0
Amortization of debt issuance costs	43,957	0
Loss on extinguishment of debt	2,086,303	0
Loss on change in fair value of warrant liability	4,204,360	0
Unrealized (gain) loss on investments	(1,369,112)	1,045,623
Unrealized (gain) on policies	(27,889,106)	(5,742,377)
Loss on change in fair value of debt	2,356,058	90,719
Deferred income taxes	466,577	889,943
Non-cash interest expense	2,182,221	0
Non-cash lease expense	17,901	383
Non-cash interest income	(105,935)	0
Changes in operating assets and liabilities:
Accounts receivable	(2,117,411)	(10,448)
Accounts receivable, related party	124,565	(130,873)
Equity securities, at fair value	(89,057)	0
Prepaid expenses and other current assets	(62,994)	(91,741)
Other assets	(522,326)	(1,936,452)
Accounts payable	(40,014)	40,014
Accrued expenses	3,829,825	0
Accrued transaction costs	(908,256)	908,256
Contract liabilities, deposits on pending settlement	(474,217)	0
Other current liabilities	3,358,507	22,037
Income tax payable	751,734	0
Net change in life settlement policies, at fair value	(80,598,101)	(8,066,975)
Net change in life settlement policies, at cost	7,018,933	(8,716,111)
Net cash (used) provided in operating activities	(64,523,149)	10,693,254
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(189,674)	0
Purchase of other investments	(350,000)	(50,000)
Purchase of available for sale securities	0	(750,000)
Change in due from affiliates	2,781,176	(2,904,646)
Net cash provided (used) in investing activities	2,241,502	(3,704,646)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in due to former members	442,283	0
Payment of discounts and financing costs	(5,547,943)	0
Repayment of debt	(26,250,000)	0
Transaction costs	(11,397,402)	0
Repurchase of common stock	(1,283,062)	0
Proceeds received from SPAC trust	972,262	0
Net cash provided by financing activities	57,817,492	22,961,795
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(4,464,155)	29,950,403
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	30,052,823	102,420
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	25,588,668	30,052,823
SUPPLEMENTAL DISCLOSURES:
Life settlement policies receipt in lieu of cash in exchange for the SPV Purchased and Sale Note	10,191,125	0
Life settlement policies distributed to affiliate	(10,191,125)	0
Distribution payable to former members	(717,429)	0
Interest paid	(4,035,526)	0
Income taxes paid, net of refunds	(150,000)	0
Related Party
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Non-cash interest expense	2,182,221
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of long term debt	25,471,648	0
Capital distribution	(23,533,073)	(6,400,000)
Affiliated Entity
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital distribution	(258,549)	(666,845)
Nonrelated Party
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of long term debt	$ 99,201,328	$ 30,028,640